CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY - USD ($) $ in Millions	Total	Share Capital	Treasury Shares	Additional Paid in Capital	Contributed Surplus	Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2022		228,948,087
Beginning balance at Dec. 31, 2022	$ 897.8	$ 23.0	$ (9.8)	$ 2,265.6	$ 0.0	$ (1,381.0)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares, net of issuance costs (in shares)	34,816,793	34,816,793
Issuance of common shares, net of issuance costs	$ 58.1	$ 3.5	0.0	54.6
Movement in treasury shares (in shares)		(11,556,730)
Movement in treasury shares	0.0		(1.2)	1.2
Repurchase of treasury shares (in shares)		(125,000)
Repurchase of treasury shares	(0.8)		(0.8)
Convertible debt issuance cost	12.4			12.4
Reduction in share premium / APIC	0.0			(2,000.0)	2,000.0
Share-based compensation (in shares)		498,886
Share-based compensation	6.3		2.9	3.4
Distributions to shareholders	(11.9)				(11.9)
Total comprehensive income	22.1					22.1
Ending balance (in shares) at Dec. 31, 2023		252,582,036
Ending balance at Dec. 31, 2023	$ 984.0	$ 26.5	(8.9)	337.2	1,988.1	(1,358.9)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares, net of issuance costs (in shares)	0
Movement in treasury shares (in shares)	3,582,581	(3,582,581)
Movement in treasury shares	$ 0.0		(0.4)	0.4
Repurchase of treasury shares (in shares)	(5,086,786)	(5,086,786)
Repurchase of treasury shares	$ (19.9)		(19.9)
Share-based compensation (in shares)		1,014,152
Share-based compensation	11.5		8.3	3.2
Distributions to shareholders	(64.4)				(64.4)
Total comprehensive income	82.1					82.1
Ending balance (in shares) at Dec. 31, 2024		244,926,821
Ending balance at Dec. 31, 2024	993.3	$ 26.5	(20.9)	340.8	1,923.7	(1,276.8)
Beginning balance (in shares) at Dec. 31, 2023		252,582,036
Beginning balance at Dec. 31, 2023	$ 984.0	$ 26.5	(8.9)	337.2	1,988.1	(1,358.9)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of treasury shares (in shares)	(4,564,971)
Ending balance (in shares) at Dec. 31, 2025		307,215,419
Ending balance at Dec. 31, 2025	$ 1,222.6	$ 31.6	(18.1)	521.9	1,919.0	(1,231.8)
Beginning balance (in shares) at Dec. 31, 2024		244,926,821
Beginning balance at Dec. 31, 2024	$ 993.3	$ 26.5	(20.9)	340.8	1,923.7	(1,276.8)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares, net of issuance costs (in shares)	71,000,000	71,000,000
Issuance of common shares, net of issuance costs	$ 177.2	$ 7.1		170.1
Movement in treasury shares (in shares)	9,160,689	(9,160,689)
Movement in treasury shares	$ 0.0		(1.0)	1.0
Repurchase of treasury shares (in shares)	(50,000)	(50,000)
Repurchase of treasury shares	$ (0.2)		(0.2)
Shares cancelled	0.0	$ (2.0)	2.0
Share-based compensation (in shares)		499,287
Share-based compensation	12.0		2.0	10.0
Distributions to shareholders	(4.7)				(4.7)
Total comprehensive income	45.0					45.0
Ending balance (in shares) at Dec. 31, 2025		307,215,419
Ending balance at Dec. 31, 2025	$ 1,222.6	$ 31.6	$ (18.1)	$ 521.9	$ 1,919.0	$ (1,231.8)